Shareholders' Deficit - Summary of Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Weighted Avg-Exercise Price, Beginning Balance	$ 29.70	$ 45.23
Weighted Avg Exercise Price, Issued	9.54	20.70
Weighted Avg Exercise Price, Exercised
Weighted Avg-Exercise Price, Ending Balance	$ 21.99	$ 29.70
Warrants [Member]
Number of Shares Issuable Under Warrants, Balance beginning	1,149,116	395,720
Number of Shares Issuable Under Warrants, Issued	2,088,365	880,006
Number of Shares Issuable Under Warrants, Exercised	(341,796)	(126,610)
Number of Shares Issuable Under Warrants, Balance ending	2,895,685	1,149,116
Weighted Avg-Exercise Price, Beginning Balance	$ 16.47	$ 46.32
Weighted Avg Exercise Price, Issued	8.24	8.9
Weighted Avg Exercise Price, Exercised	6.90	9.89
Weighted Avg-Exercise Price, Ending Balance	$ 11.60	$ 16.47
Weighted Remaining Life (Years) Beginning Balance	3 years 11 months 23 days	4 years 6 months 26 days
Weighted Remaining Life (Years) Ending Balance	4 years 2 months 23 days	3 years 11 months 23 days